Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) - Employees Stock Option Scheme - shares		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	[1]	133,673,650	31,534,850		72,847,350
Equity shares allocated for grant under the plan		0	100,000,000		0
Options granted		(16,882,050)	0		(44,836,200)
Forfeited/lapsed	[1]	1,050,000	2,138,800		3,523,700
Options available to be granted, end of period		117,841,600	133,673,650	[1]	31,534,850	[1]

[1]	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/ lapse are not available for re-issue.